CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Total	Ordinary shares	Treasury stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Noncontrolling interests
Balance at Dec. 31, 2009	$ 1,239,386	$ 1,239,386	$ 9,000		$ 988,088	$ 152,784	$ 89,514
Balance, shares at Dec. 31, 2009			450,000,000
Increase (Decrease) in Stockholders' Equity
Deemed dividend on Series A convertible redeemable preferred shares	(468,580)	(468,580)				(468,580)
Share-based compensation	170,446	170,446			170,446
Dividends declared	(10,000,000)	(10,000,000)				(10,000,000)
Net income (loss)	21,574,076	21,574,076				21,574,076
Foreign currency translation adjustment	592,923	592,923					592,923
Balance at Dec. 31, 2010	13,108,251	13,108,251	9,000		1,158,534	11,258,280	682,437
Balance, shares at Dec. 31, 2010			450,000,000
Increase (Decrease) in Stockholders' Equity
Issuance of ordinary shares (net of issuance cost of US$7,707,115)	61,707,401	61,707,401	3,085		61,704,316
Issuance of ordinary shares (net of issuance cost of US$7,707,115), shares			154,254,480
Conversion of series A preferred shares to ordinary shares	5,827,991	5,827,991	2,500		5,825,491
Conversion of series A preferred shares to ordinary shares, shares			125,000,000
Repurchase of shares	(562,502)	(562,502)		(562,502)
Repurchase of shares, shares				2,473,160
Deemed dividend on Series A convertible redeemable preferred shares	(200,601)	(200,601)				(200,601)
Issuance of ordinary shares upon exercise of options and vesting of restricted shares	97,309	97,309	33		97,276
Issuance of ordinary shares upon exercise of options and vesting of restricted shares, shares			1,646,200
Share-based compensation	1,996,753	1,996,753			1,996,753
Net income (loss)	19,493,171	19,493,171				19,493,171
Foreign currency translation adjustment	1,683,779	1,683,779					1,683,779
Balance at Dec. 31, 2011	103,151,552	103,151,552	14,618	(562,502)	70,782,370	30,550,850	2,366,216
Balance, shares at Dec. 31, 2011	728,427,520		730,900,680	2,473,160
Increase (Decrease) in Stockholders' Equity
Repurchase of shares	(1,754,792)	(1,754,792)		(1,754,792)
Repurchase of shares, shares				9,237,880
Cancellation of repurchased shares			(149)	1,569,935	(1,569,786)
Cancellation of repurchased shares, shares			(7,472,100)	(7,472,100)
Issuance of ordinary shares upon exercise of options and vesting of restricted shares	551,230	551,230	264		550,966
Issuance of ordinary shares upon exercise of options and vesting of restricted shares, shares			13,220,152
Share-based compensation	2,252,552	2,252,552			2,252,552
Reversal of accrued IPO costs	421,181	421,181			421,181
Noncontrolling interest for establishment of Guangdong Taomee	78,979							78,979
Net income (loss)	8,860,491	8,861,867				8,861,867		(1,376)
Foreign currency translation adjustment	189,354	189,354					189,354
Balance at Dec. 31, 2012	$ 113,750,547	$ 113,672,944	$ 14,733	$ (747,359)	$ 72,437,283	$ 39,412,717	$ 2,555,570	$ 77,603
Balance, shares at Dec. 31, 2012	732,409,792		736,648,732	4,238,940